CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member] Related Party Debt [Member]	Common Stock [Member] Debt Exchange [Member]	Common Stock [Member] Commitment Fees [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Related Party Debt [Member]	Additional Paid-in Capital [Member] Account Payable [Member]	Additional Paid-in Capital [Member] Warrant Issued with Debt [Member]	Additional Paid-in Capital [Member] Placement Agent Warrant [Member]	Additional Paid-in Capital [Member] Warrant issued to Consultants [Member]	Additional Paid-in Capital [Member] Debt Exchange [Member]	Additional Paid-in Capital [Member] Commitment Fees [Member]	Additional Paid-in Capital [Member]	Stock Payable [Member] Issued to Officers [Member]	Stock Payable [Member]	Retained Earnings [Member]	Related Party Debt [Member]	Account Payable [Member]	Warrant Issued with Debt [Member]	Placement Agent Warrant [Member]	Warrant issued to Consultants [Member]	Debt Exchange [Member]	Commitment Fees [Member]	Issued to Officers [Member]	Total
Balance at May. 31, 2016				$ 2,035								$ 2,627,183		$ 65,700	$ (4,125,886)									$ (1,430,968)
Balance (in Shares) at May. 31, 2016				20,350,003
Settlement of derivative liability												612,850												612,850
Common stock issued for conversion of debt	$ 1,082			$ 169	$ 2,703,158							137,331				$ 2,704,240								137,500
Common stock issued for conversion of debt, Shares (in Shares)	10,816,960			1,685,981
Gain on settlement of Accounts payable																								0
Stock issued for services														3,250										3,250
Loss on modification of related party debt												951,239												951,239
Imputed interest												1,075												1,075
Net loss															(4,865,724)									(4,865,724)
Balance at May. 31, 2017				$ 3,286								7,032,836		68,950	(8,991,610)									(1,886,538)
Balance (in Shares) at May. 31, 2017				32,852,944
Settlement of derivative liability																								442,775
Common stock issued for conversion of debt				$ 518								1,617,928												1,618,446
Common stock issued for conversion of debt, Shares (in Shares)				5,179,028
Stock issuance costs												(249,397)												(249,397)
Gain on settlement of Accounts payable						$ 442,775											$ 442,775							989,032
Warrants issued							$ 1,804,470	$ 503,655	$ 294,173									$ 1,804,470	$ 503,655	$ 294,173
Discount on notes payable and accrued interest												1,758,741												1,758,741
Stock issued for services				$ 37								264,283		25,313										289,633
Stock issued for services, Shares (in Shares)				374,000
Common stock issued		$ 600	$ 25							$ 2,353,437	$ 94,975		$ 213,321								$ 2,354,037	$ 95,000	$ 213,321
Common stock issued (in Shares)		6,000,000	250,000
Common stock issued				$ 547								1,460,368												1,460,915
Common stock issued, Shares (in Shares)				5,473,000
Imputed interest												1,076												1,076
Net loss															(9,577,484)									(9,577,484)
Balance at May. 31, 2018				$ 5,013								$ 17,628,717		$ 307,584	$ (18,569,094)									(627,780)
Balance (in Shares) at May. 31, 2018				50,128,972
Settlement of derivative liability																								1,265,751
Common stock issued for conversion of debt																								0
Gain on settlement of Accounts payable																								0
Discount on notes payable and accrued interest																								750,000
Imputed interest																								35,833
Net loss																								(16,656,940)
Balance at Aug. 31, 2018																								$ 28,885,788